Organization and principal activities	12 Months Ended
Mar. 31, 2020
Organization and principal activities
Organization and principal activities
1.	Organization and principal activities

Alibaba Group Holding Limited (the “Company”) is a limited liability company, which was incorporated in the Cayman Islands on June 28, 1999. The Company is a holding company and conducts its businesses primarily through its subsidiaries. In these consolidated financial statements, where appropriate, the term “Company” also refers to its subsidiaries as a whole. The Company provides the technology infrastructure and marketing reach to help merchants, brands and other businesses to leverage the power of new technology to engage with their users and customers and operate in a more efficient way. SoftBank Group Corp. (together with its subsidiaries, “SoftBank”) is a major shareholder of the Company.

The Company has four operating and reportable segments, namely core commerce, cloud computing, digital media and entertainment, and innovation initiatives and others.

The Company’s core commerce segment is mainly comprised of (i) the retail and wholesale commerce businesses, (ii) the logistics services business and (iii) the consumer services business. Retail commerce businesses in the People’s Republic of China (the “PRC” or “China”) primarily include the mobile commerce destination (“Taobao Marketplace”) and the third-party online and mobile commerce platform for brands and retailers (“Tmall”). Retail commerce businesses – cross-border and global include the e-commerce platform in Southeast Asia operated by Lazada (Note 4(a)), the global retail marketplace enabling consumers from around the world to buy directly from manufacturers and distributors in China and around the world (“AliExpress”), the import e-commerce platform that allows overseas brands and retailers to reach Chinese consumers (“Tmall Global”) and Kaola (Note 4(b)), an import e-commerce platform in China. Wholesale commerce businesses in China include the integrated domestic wholesale marketplace (“1688.com”). Wholesale commerce businesses – cross-border and global include the integrated international online wholesale marketplace (“Alibaba.com”). Logistics services business includes a logistics data platform and global fulfillment network operated by Cainiao Network (Note 4(g)). Consumer services business includes the on-demand delivery and local services platform operated by Ele.me (Note 4(d)) and the restaurant and local services guide platform for in-store consumption operated by Koubei (Note 4(d)).

The Company’s cloud computing segment is comprised of Alibaba Cloud, which offers a complete suite of cloud services including elastic computing, database, storage, network virtualization services, large scale computing, security, management and application services, big data analytics, a machine learning platform and Internet of Things (“IoT”) services.

The Company’s digital media and entertainment segment leverages the Company’s deep data insights to serve the broader interests of consumers through the Company’s key distribution platform, Youku, and through Alibaba Pictures (Note 4(c)) and the Company’s other diverse content platforms that provide online videos, films, live events, news feeds, literature and music, among other areas.

The Company’s innovation initiatives and others segment includes businesses such as Amap, DingTalk, Tmall Genie and others.

Prior to September 2019, the Company had a profit sharing arrangement with Ant Small and Micro Financial Services Group Co., Ltd. (together with its subsidiaries including Alipay.com Co., Ltd. (“Alipay”), “Ant Group”, formerly known as Ant Financial). Ant Group provides payment services and offers financial services for consumers and merchants on the Company’s platforms. In September 2019, the Company received a 33% equity interest in Ant Group and the profit sharing arrangement with Ant Group was terminated (Note 4(l)).

1.	Organization and principal activities (Continued)

The Company’s American depositary shares (“ADSs”) have been listed on the New York Stock Exchange (“NYSE”) under the symbol of “BABA”. On November 26, 2019, the Company completed its global offering and the Company’s shares have been listed on the Hong Kong Stock Exchange (“HKSE”) under the code “9988”. The Company issued 575,000,000 ordinary shares, including 75,000,000 ordinary shares under an over-allotment option, at Hong Kong Dollar (“HK$”)176 per share. Net proceeds raised by the Company from the global offering after deducting underwriting discounts and commissions and other offering expenses amounted to Renminbi (“RMB”)90,442 million.